Leases and Transponder Service Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Leases and Transponder Service Agreements [Abstract]
Future Minimum Lease Payments
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
2014	$15	16
2015	11	14
2016	11	12
2017	11	10
2018	12	10
Thereafter	28	96
Total	$88	158